Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Non-current assets
Plant and equipment, net	$ 39,201	$ 50,135
Right-of-use assets, net	460,815	187,969
Rental deposits	114,221	57,229
Total non-current assets	614,237	295,333
Current assets
Financial assets at fair value through profit or loss	81,263,900	13,779,649
Digital assets and digital assets receivables	379,941,856	221,162,809
Prepayments and other receivables, net	19,814,456	4,613,955
Cash and cash equivalents	3,938,121	6,919,869
Total current assets	484,958,333	246,476,282
Total assets	485,572,570	246,771,615
Equity
Share capital	4,711	3,950
Additional paid-in capital	52,904,708	40,905,569
Treasury shares	(454,283)	(435,943)
Other reserve	11,552,080	24,512,685
Accumulated deficit	(10,502,258)	(28,030,528)
Accumulated other comprehensive loss	(515,555)	(397,204)
Total equity	52,989,403	36,558,529
Non-current liabilities
Lease liabilities - non-current	183,342	22,868
Total non-current liabilities	183,342	22,868
Current liabilities
Financial liabilities at fair value through profit or loss	1,679,636
Digital assets payable	135,267,935	138,224,157
Digital assets payable – related party	38,721,758	10,702,814
Payable to customers	240,280,513	53,141,585
Payable to customers – related party	1,411,323	691,588
Other payables	14,170,250	7,014,157
Taxes payable	515,189	226,096
Lease liabilities	353,221	189,821
Total current liabilities	432,399,825	210,190,218
Total liabilities	432,583,167	210,213,086
Total liabilities and equity	$ 485,572,570	$ 246,771,615